Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2020	2019
	$	$

Revenues receivable from royalty, stream and other interests	1,044	1,257
Interest income receivable	2,474	2,133
Amounts receivable from associates (i)	813	641
Sales taxes and exploration tax credits	7,224	2,063
Other receivables	1,339	236
	12,894	6,330

(i) Amounts receivable from associates are mainly related to professional services and office rent.